Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	Firefly Aerospace Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-5194980
Entity Address, Address Line One	1320 Arrow Point Drive #109
Entity Address, City or Town	Cedar Park
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78613
City Area Code	512
Local Phone Number	893-5570
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001860160
Amendment Flag	false
Entity Primary SIC Number	3761
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1320 Arrow Point Drive #109
Entity Address, City or Town	Cedar Park
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78613
City Area Code	512
Local Phone Number	893-5570
Contact Personnel Name	Jason Kim